Income Taxes (Income Taxes Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Taxes [Line Items]
Income from continuing operations	¥ 354,825	¥ 397,349	¥ 486,546
Other comprehensive income (loss) (Note 15)	(128,200)	50,100	98,130
Additional paid-in capital (Note 15)		(34,823)
Total income taxes	¥ 226,625	¥ 412,626	¥ 584,676